Operating Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2024
Operating Lease Right-of-Use Assets, Net [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS, NET

NOTE 8 – OPERATING LEASE RIGHT-OF-USE ASSETS, NET

Operating lease right -of-use assets, net were as follows as of June 30, 2024 and 2023:

	2023	Increase/ (Decrease)	Exchange rate translation	2024
Shou Hill Valley Area	$2,075,895	$-	$28,836	$2,104,731
Villas	2,048,942	-	28,462	2,077,404
Farmland*	2,075,895	-	28,836	2,104,731
Warehouse**	718,555	(728,731)	10,176	-
Base Station Tower	241,822	-	3,359	245,181
Total right-of-use assets, at cost	7,161,109	(728,731)	99,669	6,532,047
Less: accumulated amortization	(1,526,807)	(198,666)	(11,301)	(1,736,774)
Right-of-use assets, net	$5,634,302	$(927,397)	88,368	$4,795,273

*	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.

**	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023. In August 2023, the Company terminated the operating lease contract with the lessor.

The Company recognized lease expense for the operating lease right-of-use assets Shou Hill Valley Area and Villas over the lease periods which are 20 years. The Company recognized lease expense for the operating lease right-of-use asset Base Station Tower over the lease period which is 10 years. The Company recognized lease expense for the operating lease right-of-use asset Farmland over the lease period which is 12.5 years. The Company recognized lease expense for the operating lease right-of-use asset Office over the lease period which is 3 years and terminated on December 31, 2022. The Company recognized lease expense for the operating lease right-of-use asset Warehouse over the lease contract period, which was nine years.

For the year ended June 30, 2024, amortization of the operating lease right-of-use assets amounted to $403,960 and the interest on lease liabilities amounted to $44,359, respectively. For the year ended June 30, 2023, amortization of the operating lease right-of-use assets amounted to $430,112 and the interest on lease liabilities amounted to $65,924, respectively.